Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between the statutory EIT rate and the effective tax rate
PRC statutory EIT rate	25.00%	25.00%	25.00%
Effect of tax holidays	(8.70%)	(6.50%)	(6.80%)
Effect of non-deductible expenses	2.00%	2.50%	4.70%
Effect of research and development tax credit	(4.60%)	(4.70%)	(6.10%)
Changes in valuation allowance	2.10%	4.90%	0.60%
Tax rate difference from statutory rate in other jurisdictions and others	1.30%	(3.10%)	2.30%
Effect of withholding income tax	1.60%	1.60%	0.00%
Effective tax rate for the Group	18.70%	19.70%	19.70%